Business Combinations	9 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
BUSINESS COMBINATIONS

NOTE 3:- BUSINESS COMBINATIONS

a.	On August 10, 2021, the Company consummated the acquisition, pursuant to an asset purchase agreement, of certain assets of Voxel8 Inc., an advanced additive manufacturing technology for textiles, which allows for digital fabrication of functional features with zonal control of material properties, in addition to utilizing high-performance elastomers adhering to inkjet technology. Under the agreement the Company purchased the associated assets for a total consideration of $14,991 in cash.

In addition, the Company incurred acquisition-related costs in a total amount of $194. Acquisition-related costs include legal, accounting, consulting fees and other external costs directly related to the acquisition. These transaction costs were included in general and administrative expenses in the consolidated statements of operations.

The main reasons for this acquisition are to strengthen the Company ability to explore potential existing and new lucrative markets such as functional apparel and footwear, as well as to be able to offer versatility of decorative capabilities enabling the production of various functional applications on textile substrates.

The Voxel8 acquisition was accounted for as a business combination in accordance with ASC 805 “Business Combinations”. ASC No. 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. The excess of the fair value of the purchase price over the fair values of the identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Acquisition related costs are expensed to the statement of operations in the period incurred.

Under business combination accounting principles, the total purchase price was allocated to Voxel8’s net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill which is deductible for tax purposes,

The preliminary fair value estimates for the intangible assets acquired for Voxel8 acquisition were based upon preliminary calculations and valuations, and the estimates and assumptions for this acquisition are subject to change as the Company obtains additional information during the respective measurement period to the information that was existed as of the acquisition date (up to one year from the respective acquisition dates). The following table summarizes the purchase price allocation of Voxel8 Acquisition:

	Fair value	Amortization period (years)

Tangible Assets, net	$1,448

Intangible assets:
Technology - Materials	1,795	6.5
Technology - Systems	1,767	8.5
Harvard License	1,000	8.5
Goodwill	8,981	Infinite

Total purchase price	$14,991

Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated statements of operations.